Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 4,868	$ 622	$ 13,924	$ 20,433